Emerging Markets Equity Select ETF Investment Strategy - Emerging Markets Equity Select ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed and sponsored by Nitrogen Wealth, Inc. (the “Index Provider”). The Index Provider is a financial technology company that develops platforms to capture quantitative measurements of client and portfolio risk for investment advisors. The Index Provider has retained Nasdaq, Inc. to calculate and maintain the Index. Nasdaq, Inc. may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to Nasdaq, Inc., the Index seeks to create a diversified portfolio of low volatility and liquid securities. According to the Index Provider, to be eligible for inclusion in the Index, a security must be a constituent of the Nasdaq Emerging Markets Large Mid CapTM Index (the “Base Index”) and meet the liquidity and seasoning criteria of the Index. According to Nasdaq, Inc., the Base Index is a float adjusted market capitalization index designed to track the performance of securities in the Nasdaq Emerging MarketsTM Index that comprise the Large Mid-cap segment of securities in countries which are designated as Emerging Markets. Nasdaq, Inc. assigns a country as comprising the Emerging Markets segment. According to Nasdaq, Inc., in making this determination, Nasdaq, Inc. primarily uses a rules-based and transparent approach where the designation is based mainly upon quantitative criteria. In addition to the quantitative criteria, Nasdaq, Inc. applies a supplementary qualitative screen to ensure that each country that meets the quantitative criteria also meets the expected investment requirements of that market segment. According to Nasdaq, Inc., those countries that do not qualify for the Developed Markets segment will be immediately placed into consideration for the Emerging Markets segment. According to Nasdaq, Inc., in order to qualify for the Emerging Markets segment, a country must meet quantitative criteria based upon gross national income per capita, the country's total market capitalization, the total annual turnover of each country and the total number of securities per country. In addition, according to Nasdaq, Inc., a qualitative screening is then conducted to ensure investability of each country meets its segment designation. The Fund may invest in securities that are denominated in non-U.S. currencies, common stocks, depositary receipts, preferred shares and real estate investment trusts (“REITs”). According to Nasdaq, Inc., security selection for the Index will be conducted in the following manner: 1.The selection universe for the Index begins with all eligible securities in the Base Index that comply with the Index's liquidity and seasoning criteria. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. 2.Securities are then ranked by trailing twelve month volatility within their respective countries. 3.The 25 securities with the lowest volatility from each country are selected for inclusion in the Index. If fewer than 25 securities qualify from a particular country, all securities are selected from that country for inclusion in the Index. All securities are classified at their industry level, as defined by the Industry Classification Benchmark. The initial weight of each country-industry pair in the Index is assigned to be equal to the aggregate market value of the country-industry pair in the Base Index divided by the aggregate Base Index market value of all country-industry pairs represented in the Index. Securities within each same country-industry pair are equally weighted and then adjusted so that no security weight exceeds 3% of the Index.The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 282 securities with market capitalization ranges from $1.76 billion to $493.66 billion. As of June 30, 2026 the Fund had significant investments in financial companies, Indian issuers and Asian issuers, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Index was composed of 282 securities with market capitalization ranges from $1.76 billion to $493.66 billion. As of June 30, 2026 the Fund had significant investments in financial companies, Indian issuers and Asian issuers, although this may change from time to time.